Share based payments - Restricted stock units - Category (Details) - EquityInstruments	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share based payments
Total outstanding RSU's	6,929,111	5,541,117	4,626,782	3,970,807
Other
Share based payments
Total outstanding RSU's	4,669,677	3,146,643	2,270,628
Restricted Stock Units (RSUs)
Share based payments
Total outstanding RSU's	313,596	213,147	0
Restricted Stock Units (RSUs) | Management board members
Share based payments
Total outstanding RSU's	229,276	188,571
Restricted Stock Units (RSUs) | Other
Share based payments
Total outstanding RSU's	84,320	24,576